Hedging derivatives - Net impact (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	€ 8	€ 200
Ineffective coverage recognised in the income statement	(28)	83
Reclassified amount of reserves to the income statement	(1,112)	317
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		0
Ineffective coverage recognised in the income statement		0
Reclassified amount of reserves to the income statement		0
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	58	75
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	5	(18)
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	7	(24)
Fair value hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	5	(61)
Fair value hedges | Interest rate risk | Repurchase Agreement
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		1
Fair value hedges | Interest rate risk | Loans of fixed-income securities
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		46
Fair value hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		12
Fair value hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(7)	8
Fair value hedges | Interest rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(3)
Fair value hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(1)
Fair value hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(2)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	56	95
Fair value hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1	39
Fair value hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		8
Fair value hedges | Interest rate and exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	55	49
Fair value hedges | Interest rate and exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		(1)
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	0
Fair value hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(1)
Fair value hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1
Fair value hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		(2)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	8	200
Ineffective coverage recognised in the income statement	(86)	8
Reclassified amount of reserves to the income statement	(1,112)	317
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(263)	193
Ineffective coverage recognised in the income statement	1	(4)
Reclassified amount of reserves to the income statement	8	57
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(37)	50
Ineffective coverage recognised in the income statement	0	(21)
Reclassified amount of reserves to the income statement	7	16
Cash flow hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(254)	104
Ineffective coverage recognised in the income statement	0	2
Reclassified amount of reserves to the income statement	(26)	15
Cash flow hedges | Interest rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	65	(2)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	(37)	(24)
Cash flow hedges | Interest rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1)	85
Ineffective coverage recognised in the income statement	0	16
Reclassified amount of reserves to the income statement	3	47
Cash flow hedges | Interest rate risk | Repurchase Agreement
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(46)
Ineffective coverage recognised in the income statement		0
Reclassified amount of reserves to the income statement		0
Cash flow hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(48)	2
Ineffective coverage recognised in the income statement	1	0
Reclassified amount of reserves to the income statement	61	3
Cash flow hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		0
Ineffective coverage recognised in the income statement		(1)
Reclassified amount of reserves to the income statement		0
Cash flow hedges | Interest rate risk | Highly probable planned transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	12
Ineffective coverage recognised in the income statement	0
Reclassified amount of reserves to the income statement	0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	145	(20)
Ineffective coverage recognised in the income statement	(34)	(688)
Reclassified amount of reserves to the income statement	(364)	(631)
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	148	(25)
Ineffective coverage recognised in the income statement	(31)	(698)
Reclassified amount of reserves to the income statement	(39)	(563)
Cash flow hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	11
Ineffective coverage recognised in the income statement	0
Reclassified amount of reserves to the income statement	154
Cash flow hedges | Exchange rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	12	5
Ineffective coverage recognised in the income statement	2	4
Reclassified amount of reserves to the income statement	8	(75)
Cash flow hedges | Exchange rate risk | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(25)
Ineffective coverage recognised in the income statement		43
Reclassified amount of reserves to the income statement		(168)
Cash flow hedges | Exchange rate risk | Repurchase Agreement
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	(4)	0
Cash flow hedges | Exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(27)	24
Ineffective coverage recognised in the income statement	(4)	(37)
Reclassified amount of reserves to the income statement	(166)	150
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1)	1
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	(13)	25
Cash flow hedges | Exchange rate risk | Highly probable planned transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2
Ineffective coverage recognised in the income statement	(1)
Reclassified amount of reserves to the income statement	(304)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	168	45
Ineffective coverage recognised in the income statement	(53)	700
Reclassified amount of reserves to the income statement	(769)	887
Cash flow hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(8)	1
Ineffective coverage recognised in the income statement	0	743
Reclassified amount of reserves to the income statement	(10)	35
Cash flow hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(16)	(4)
Ineffective coverage recognised in the income statement	(4)	447
Reclassified amount of reserves to the income statement	57	581
Cash flow hedges | Interest rate and exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	192	48
Ineffective coverage recognised in the income statement	(49)	(490)
Reclassified amount of reserves to the income statement	(816)	271
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(44)	11
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	13	4
Cash flow hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(49)	14
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	9	3
Cash flow hedges | Inflation risk | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	5	(3)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	4	1
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2	(8)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	0
Cash flow hedges | Equity risk | Highly probable planned transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2	(8)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	0
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	(21)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	0
Cash flow hedges | Other risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	(21)
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	€ 0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0
Ineffective coverage recognised in the income statement	0
Reclassified amount of reserves to the income statement	€ 0